Other Non-Current Receivables (Details)	12 Months Ended
Jun. 30, 2023 USD ($) shares
Other Non-Current Receivables (Details) [Line Items]
Ordinary shares issued	32,500,000
Aggregate purchase price (in Dollars) | $	$ 15,000,000
Purchase payment term	5 years
Internal rate percentage	13.20%
Top of range [Member]
Other Non-Current Receivables (Details) [Line Items]
Ordinary shares issued	2,354,069
Bottom of range [Member]
Other Non-Current Receivables (Details) [Line Items]
Ordinary shares issued	1,500,000
Moolec Science Limited [Member]
Other Non-Current Receivables (Details) [Line Items]
Ordinary shares issued	2,354,069